UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Patrick F. Quan

The Growth Fund of America

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America Investment portfolio May 31, 2014 unaudited

Common stocks 92.11%
		Value
Information technology 19.58%	Shares	(000)

Google Inc., Class C1	4,812,697	$2,699,827
Google Inc., Class A1	4,508,397	2,577,225
Oracle Corp.	44,890,000	1,886,278
Apple Inc.	2,743,000	1,736,319
Microsoft Corp.	39,995,000	1,637,395
Avago Technologies Ltd.[2]	17,301,820	1,222,720
ASML Holding NV (New York registered)	8,767,040	752,913
ASML Holding NV	5,109,442	438,512
Texas Instruments Inc.	20,814,000	977,842
salesforce.com, inc.[1]	17,516,901	921,914
Accenture PLC, Class A	10,380,000	845,451
Visa Inc., Class A	3,888,000	835,259
Intuit Inc.	10,295,000	816,291
Murata Manufacturing Co., Ltd.	8,826,300	747,634
Adobe Systems Inc.[1]	8,672,800	559,743
LinkedIn Corp., Class A1	3,489,400	558,618
Broadcom Corp., Class A	17,200,000	548,164
Samsung Electronics Co. Ltd.	373,800	528,713
Motorola Solutions, Inc.	7,500,000	505,650
Cisco Systems, Inc.	17,500,000	430,850
EMC Corp.	16,120,000	428,147
Taiwan Semiconductor Manufacturing Co. Ltd.	80,521,000	320,897
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,555,000	93,651
Nintendo Co., Ltd.	3,064,940	354,365
Cognizant Technology Solutions Corp., Class A1	6,262,000	304,396
KLA-Tencor Corp.	4,500,000	294,840
Baidu, Inc., Class A (ADR)[1]	1,720,000	285,520
eBay Inc.[1]	5,249,100	266,287
Palo Alto Networks, Inc.[1]	3,473,400	260,192
Automatic Data Processing, Inc.	3,235,000	257,765
Altera Corp.	7,750,000	256,758
Amphenol Corp., Class A	2,614,000	250,421
Concur Technologies, Inc.[1]	2,800,000	239,036
VeriSign, Inc.[1]	4,745,000	237,630
TE Connectivity Ltd.	3,573,000	212,451
Gemalto NV	1,870,000	203,035
MasterCard Inc., Class A	2,650,000	202,593
Facebook, Inc., Class A1	3,000,000	189,900
Mail.Ru Group Ltd. (GDR)[1]	4,665,910	158,828
Mail.Ru Group Ltd. (GDR)[1,3]	860,490	29,291
Hexagon AB, Class B	5,491,102	172,561
NetSuite Inc.[1]	2,122,874	170,870
Hewlett-Packard Co.	5,000,000	167,500
Linear Technology Corp.	3,280,000	151,405
Dolby Laboratories, Inc., Class A1	2,650,000	110,081
Common stocks
		Value
Information technology (continued)	Shares	(000)

Rackspace Hosting, Inc.[1]	2,982,000	$ 108,813
National Instruments Corp.	3,135,000	89,786
ARM Holdings PLC	5,474,500	84,422
Flextronics International Ltd.[1]	8,293,916	84,349
MercadoLibre, Inc.	965,000	82,093
Autodesk, Inc.[1]	1,465,000	76,722
Analog Devices, Inc.	875,000	45,832
Workday, Inc., Class A1	275,000	21,552
ASM Pacific Technology Ltd.	945,000	10,586
Demandware, Inc.[1]	140,000	8,525
Guidewire Software, Inc.[1]	150,000	5,665
		27,464,083
Consumer discretionary 17.91%

Amazon.com, Inc.[1]	17,652,195	5,517,194
Comcast Corp., Class A	40,323,578	2,104,891
Comcast Corp., Class A, special nonvoting shares	13,000,000	673,920
Home Depot, Inc.	29,856,200	2,395,363
NIKE, Inc., Class B	21,941,640	1,687,532
Twenty-First Century Fox, Inc., Class A	35,092,200	1,242,615
MGM Resorts International[1,2]	27,061,600	696,836
Johnson Controls, Inc.	12,860,000	621,910
Netflix, Inc.[1]	1,335,568	558,040
YUM! Brands, Inc.	6,750,000	521,842
Time Warner Inc.	7,460,000	520,932
Walt Disney Co.	5,905,000	496,079
DIRECTV[1]	5,418,474	446,699
CBS Corp., Class B	6,650,000	396,406
Toll Brothers, Inc. [1,2]	10,628,300	384,957
Marriott International, Inc., Class A	6,143,059	378,535
AutoNation, Inc.[1,2]	6,000,000	343,020
Priceline Group Inc.[1]	267,000	341,394
Norwegian Cruise Line Holdings Ltd.[1]	9,100,000	307,125
Naspers Ltd., Class N	2,770,000	305,365
Toyota Motor Corp.	5,320,000	301,066
Carnival Corp., units	7,490,000	299,825
Tesla Motors, Inc.[1]	1,320,135	274,284
Lowe’s Companies, Inc.	5,300,000	249,524
General Motors Co.	6,607,600	228,491
BorgWarner Inc.	3,600,000	226,404
Viacom Inc., Class B	2,411,000	205,731
Liberty Media Corp., Class A1	1,560,543	198,392
lululemon athletica inc.[1]	4,387,000	195,792
Expedia, Inc.	2,649,000	194,172
D.R. Horton, Inc.	8,095,000	191,690
Wynn Resorts, Ltd.	843,623	181,354
Ralph Lauren Corp., Class A	1,113,371	170,880
Tiffany & Co.	1,640,000	163,032
Galaxy Entertainment Group Ltd.	20,000,000	159,810
Las Vegas Sands Corp.	2,074,000	158,702
Starbucks Corp.	2,028,684	148,581
Volkswagen AG, nonvoting preferred	505,000	134,236
Liberty Global PLC, Class A1	2,894,280	130,300
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Lions Gate Entertainment Corp.	4,782,578	$ 124,969
Darden Restaurants, Inc.	2,443,000	122,443
Harley-Davidson, Inc.	1,574,500	112,167
Sands China Ltd.	15,000,000	109,313
Daimler AG	1,133,000	107,648
Five Below, Inc.[1]	2,700,000	97,740
Renault SA	1,000,000	94,139
Nordstrom, Inc.	1,369,300	93,195
Industria de Diseño Textil, SA	532,644	77,327
Lennar Corp., Class A	1,795,000	73,415
Luxottica Group SpA	1,283,300	73,297
Hyatt Hotels Corp., Class A1	1,180,000	72,169
Swatch Group Ltd, non-registered shares	120,000	70,821
Burberry Group PLC	2,725,000	70,022
Weight Watchers International, Inc.	2,000,000	41,660
Hermès International	31,000	10,987
TOD’S SpA	70,157	9,549
		25,113,782
Health care 16.07%

Gilead Sciences, Inc.[1]	61,057,248	4,958,459
UnitedHealth Group Inc.	23,984,700	1,909,902
Amgen Inc.	13,715,914	1,590,909
Alexion Pharmaceuticals, Inc.[1]	9,006,061	1,497,888
Biogen Idec Inc.[1]	3,675,000	1,173,685
Regeneron Pharmaceuticals, Inc.[1]	3,497,300	1,073,531
Express Scripts Holding Co.[1]	14,880,000	1,063,474
Illumina, Inc.[1]	5,731,701	907,042
Vertex Pharmaceuticals Inc.[1]	10,515,600	759,857
Edwards Lifesciences Corp.[1,2]	8,138,400	660,838
St. Jude Medical, Inc.	9,915,000	643,483
Boston Scientific Corp.[1]	49,489,400	634,949
Stryker Corp.	6,778,376	572,705
Merck & Co., Inc.	9,617,700	556,480
Thermo Fisher Scientific Inc.	4,653,100	543,994
Hologic, Inc.[1,2]	17,126,960	418,583
Humana Inc.	3,316,305	412,747
BioMarin Pharmaceutical Inc.[1]	7,115,973	412,442
Endo International PLC[1]	5,745,000	405,540
Grifols, SA, Class B (ADR)	4,628,000	192,617
Grifols, SA, Class B, non-registered shares	2,586,185	107,171
Grifols, SA, Class A, non-registered shares	1,225,000	66,377
athenahealth, Inc.[1,2]	2,256,338	286,352
Incyte Corp.[1]	5,075,800	251,506
Baxter International Inc.	2,818,910	209,755
Allergan, Inc.	1,247,500	208,906
Bristol-Myers Squibb Co.	3,795,000	188,763
Aetna Inc.	2,428,800	188,353
Brookdale Senior Living Inc.[1]	4,833,000	160,746
Intercept Pharmaceuticals, Inc.[1]	606,800	143,575
Pharmacyclics, Inc.[1]	1,451,922	128,974
ResMed Inc.	1,210,000	60,573
Celgene Corp.[1]	380,000	58,151
Common stocks
		Value
Health care (continued)	Shares	(000)

DaVita HealthCare Partners Inc.[1]	620,000	$ 43,766
Fresenius SE & Co. KGaA	189,275	28,239
Intuitive Surgical, Inc.[1]	50,000	18,487
		22,538,819
Energy 9.99%

EOG Resources, Inc.	24,178,000	2,558,032
Noble Energy, Inc.	15,828,000	1,140,724
Concho Resources Inc.[1,2]	8,578,506	1,130,647
Pioneer Natural Resources Co.	5,312,900	1,116,559
Schlumberger Ltd.	8,950,000	931,158
FMC Technologies, Inc.[1,2]	15,179,100	881,299
Cheniere Energy, Inc.[1]	11,859,300	807,737
Baker Hughes Inc.	8,480,000	598,010
Suncor Energy Inc.	14,800,220	569,596
Canadian Natural Resources, Ltd.	12,190,000	496,122
Chesapeake Energy Corp.	15,520,000	445,734
BG Group PLC	19,369,000	396,414
CONSOL Energy Inc.	7,235,000	319,570
Cabot Oil & Gas Corp.	7,882,000	285,644
Cobalt International Energy, Inc.[1]	15,286,200	282,642
Oil States International, Inc.[1]	2,175,000	233,986
Enbridge Inc.	4,606,877	218,936
Apache Corp.	2,300,000	214,406
Royal Dutch Shell PLC, Class B (ADR)	2,428,800	198,773
Core Laboratories NV	1,241,538	198,460
Southwestern Energy Co.[1]	3,993,400	181,580
Murphy Oil Corp.	2,556,000	157,628
Cimarex Energy Co.	1,049,000	135,457
Phillips 66	1,200,000	101,748
Denbury Resources Inc.	5,362,500	90,573
BP PLC (ADR)	1,138,700	57,447
BP PLC	3,800,000	32,039
Paramount Resources Ltd.[1]	1,415,000	74,450
Tourmaline Oil Corp.[1]	1,275,000	63,497
Oceaneering International, Inc.	433,800	31,255
Peyto Exploration & Development Corp.	730,000	25,906
Kinder Morgan, Inc.	727,100	24,278
Laricina Energy Ltd.[1,4,5]	950,000	15,771
		14,016,078
Industrials 8.69%

Union Pacific Corp.	7,548,300	1,504,150
Precision Castparts Corp.	3,559,868	900,575
Boeing Co.	6,230,000	842,607
American Airlines Group Inc.[1]	19,040,000	764,646
United Continental Holdings, Inc.[1]	14,419,000	639,771
CSX Corp.	21,674,801	637,239
General Dynamics Corp.	5,104,600	602,955
Delta Air Lines, Inc.	13,333,823	532,153
Airbus Group NV	7,342,327	526,557
Nielsen NV	10,714,551	517,084
Cummins Inc.	3,295,000	503,904
Common stocks
		Value
Industrials (continued)	Shares	(000)

Towers Watson & Co., Class A2	3,965,000	$ 446,102
Rockwell Collins, Inc.	5,308,700	419,600
Caterpillar Inc.	4,005,000	409,431
Ryanair Holdings PLC (ADR)[1]	5,538,214	314,903
Textron Inc.	6,658,866	261,161
Danaher Corp.	3,309,448	259,560
Oshkosh Corp.[2]	4,368,000	236,090
FedEx Corp.	1,500,000	216,240
Meggitt PLC	26,054,666	211,595
Fastenal Co.	3,655,000	178,181
United Technologies Corp.	1,440,000	167,357
General Electric Co.	6,200,000	166,098
Lockheed Martin Corp.	877,000	143,521
Rolls-Royce Holdings PLC[1]	6,810,000	118,715
Jacobs Engineering Group Inc.[1]	2,080,000	114,546
KBR, Inc.	4,150,000	100,804
Sensata Technologies Holding NV1	2,250,000	96,503
MTU Aero Engines AG	930,000	86,687
Bureau Veritas SA	2,256,040	68,026
Honeywell International Inc.	700,000	65,205
United Parcel Service, Inc., Class B	570,000	59,212
KONE Oyj, Class B	1,080,000	44,461
Chart Industries, Inc.[1]	350,000	25,162
		12,180,801
Financials 8.35%

Crown Castle International Corp.	15,645,525	1,200,481
American International Group, Inc.	15,265,000	825,379
Goldman Sachs Group, Inc.	5,164,696	825,370
Wells Fargo & Co.	15,049,178	764,197
JPMorgan Chase & Co.	9,296,712	516,618
Bank of America Corp.	30,000,000	454,200
Legal & General Group PLC	111,984,892	432,106
ACE Ltd.	4,073,100	422,421
Capital One Financial Corp.	5,348,000	421,904
American Express Co.	4,480,000	409,920
Citigroup Inc.	7,710,000	366,765
Berkshire Hathaway Inc., Class B1	2,000,000	256,680
Berkshire Hathaway Inc., Class A1	500	96,000
AIA Group Ltd.	67,400,000	337,741
CME Group Inc., Class A	4,442,419	319,854
HDFC Bank Ltd.	18,293,408	245,424
HDFC Bank Ltd. (ADR)	1,612,000	72,588
CIT Group Inc.	7,011,000	311,849
American Tower Corp.	3,390,000	303,846
Progressive Corp.	10,850,000	271,576
Onex Corp.	4,200,000	261,265
Morgan Stanley	7,750,000	239,165
Ocwen Financial Corp. [1,2]	6,791,081	238,163
UBS AG	9,665,666	194,069
XL Group PLC	5,835,000	189,404
Sumitomo Mitsui Financial Group, Inc.	4,610,000	185,895
Charles Schwab Corp.	6,867,158	173,121
Common stocks
		Value
Financials (continued)	Shares	(000)

McGraw Hill Financial, Inc.	1,860,600	$ 152,141
Prudential PLC	6,455,000	149,909
Signature Bank[1]	1,156,970	134,000
Fifth Third Bancorp	6,000,000	124,140
Popular, Inc.[1]	3,670,000	110,761
Bank of Ireland[1]	283,200,000	107,706
U.S. Bancorp	2,025,000	85,435
BOK Financial Corp.	1,250,000	78,475
W. R. Berkley Corp.	1,560,000	69,529
First Republic Bank	1,340,000	68,153
Leucadia National Corp.	2,589,787	66,428
Deutsche Bank AG	1,570,000	63,595
ICICI Bank Ltd. (ADR)[1]	1,000,000	49,670
Arch Capital Group Ltd.[1]	735,383	41,866
Zions Bancorporation	882,838	25,240
Moody’s Corp.	200,000	17,108
Credit Suisse Group AG	479,414	14,251
Weyerhaeuser Co.[1]	422,321	13,269
		11,707,677
Consumer staples 3.80%

Philip Morris International Inc.	20,429,433	1,808,822
Costco Wholesale Corp.	11,193,183	1,298,633
Keurig Green Mountain, Inc.	6,027,363	679,766
Kerry Group PLC, Class A	6,565,824	499,869
Nestlé SA	2,387,600	187,302
Mead Johnson Nutrition Co.	1,864,600	166,826
PepsiCo, Inc.	1,680,000	148,394
Whole Foods Market, Inc.	3,500,000	133,840
Pernod Ricard SA	1,056,000	129,482
Coca-Cola Co.	2,490,400	101,882
British American Tobacco PLC	1,493,000	90,105
Japan Tobacco Inc.	1,870,000	63,264
Avon Products, Inc.	1,600,000	22,864
		5,331,049
Materials 1.92%

Praxair, Inc.	5,186,537	685,868
Celanese Corp., Series A	6,300,000	395,010
Rio Tinto PLC	5,932,000	303,964
LyondellBasell Industries NV, Class A	2,890,000	287,757
Potash Corp. of Saskatchewan Inc.	5,276,600	191,646
Sigma-Aldrich Corp.	1,200,000	118,236
ArcelorMittal	7,720,000	117,863
Dow Chemical Co.	2,050,000	106,846
Smurfit Kappa PLC, Class A	4,223,000	101,892
FMC Corp.	1,200,000	91,872
James Hardie Industries PLC (CDI)	5,460,000	72,816
Alcoa Inc.	5,200,000	70,772
Syngenta AG	120,000	46,164
United States Steel Corp.	1,982,200	45,670
Newmont Mining Corp.	1,280,000	29,299
Barrick Gold Corp.	1,730,000	27,870
		2,693,545
Common stocks
		Value
Telecommunication services 0.90%	Shares	(000)

T-Mobile US, Inc.[1]	18,830,100	$ 646,437
SoftBank Corp.	6,751,000	487,093
SBA Communications Corp., Class A1	1,315,000	133,473
		1,267,003
Utilities 0.28%

NRG Energy, Inc.	11,034,310	393,263

Miscellaneous 4.62%

Other common stocks in initial period of acquisition		6,476,418
Total common stocks (cost: $74,004,236,000)		129,182,518
Preferred securities 0.06%

Miscellaneous 0.06%

Other preferred securities in initial period of acquisition		87,075
Total preferred securities (cost: $91,163,000)		87,075
Rights & warrants 0.07%

Energy 0.03%

Kinder Morgan, Inc., warrants, expire 2017[1]	13,876,600	31,777

Financials 0.01%

Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	15,864

Telecommunication services 0.00%

Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,4,5]	4,414	—
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,4,5]	1,672	—
		—
Miscellaneous 0.03%

Other rights & warrants in initial period of acquisition		44,274
Total rights & warrants (cost: $122,540,000)		91,915
Convertible securities 0.05%
	Principal amount
Telecommunication services 0.05%	(000)

Clearwire Corp. 8.25% convertible notes 2040[3]	$63,755	74,195
Total convertible securities (cost: $63,789,000)		74,195
Bonds, notes & other debt instruments 0.11%

U.S. Treasury bonds & notes 0.08%

U.S. Treasury 0.125% 2015	10,100	10,104
U.S. Treasury 0.25% 2015[6]	90,685	90,816
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes (continued)	(000)	(000)

U.S. Treasury 0.25% 2015	$ 15,675	$ 15,697
		116,617
Telecommunication services 0.03%

LightSquared, Term Loan B, 12.00% 2014[7,8,9,10]	31,780	39,725
Total bonds, notes & other debt instruments (cost: $144,520,000)		156,342
Short-term securities 7.35%

Federal Home Loan Bank 0.05%–0.165% due 6/11/2014–5/1/2015	3,158,396	3,157,960
Freddie Mac 0.055%–0.164% due 6/2/2014–2/24/2015	2,685,943	2,685,256
Fannie Mae 0.05%–0.16% due 6/2–12/15/2014	1,335,383	1,335,226
Federal Farm Credit Banks 0.08%–0.16% due 6/3/2014–3/12/2015	640,200	640,056
Coca-Cola Co. 0.07%–0.20% due 6/5/2014–1/14/2015[3]	316,200	316,129
General Electric Capital Corp. 0.12%–0.20% due 6/4–10/3/2014	250,000	249,936
Procter & Gamble Co. 0.10%–0.11% due 6/12–9/11/2014[3]	235,800	235,787
IBM Corp. 0.06%–0.09% due 6/23–8/14/2014[3]	233,900	233,878
U.S. Treasury Bills 0.075%–0.134% due 8/21–9/18/2014	231,700	231,684
Chevron Corp. 0.07%–0.08% due 6/23–8/6/2014[3]	130,000	129,975
Abbott Laboratories 0.07%–0.10% due 6/16–8/25/2014[3]	114,200	114,193
Pfizer Inc 0.10% due 6/16/2014[3]	103,700	103,698
Microsoft Corp. 0.09% due 7/30–8/27/2014[3]	98,100	98,081
Emerson Electric Co. 0.10%–0.11% due 6/11–7/14/2014[3]	93,200	93,192
Walt Disney Co. 0.06%–0.09% due 6/25–7/18/2014[3]	91,400	91,393
John Deere Financial Ltd. 0.08% due 6/11–6/30/2014[3]	53,425	53,423
John Deere Capital Corp. 0.06% due 6/12/2014[3]	34,500	34,499
John Deere Cash Management SA 0.08% due 6/19/2014[3]	3,200	3,200
Chariot Funding, LLC 0.21%–0.26% due 11/21–12/18/2014[3]	74,500	74,424
Honeywell International Inc. 0.12%–0.13% due 6/11–8/19/2014[3]	60,200	60,193
Private Export Funding Corp. 0.12%–0.18% due 9/3–11/12/2014[3]	56,900	56,865
PepsiCo Inc. 0.08% due 6/4/2014[3]	50,000	50,000
National Rural Utilities Cooperative Finance Corp. 0.09% due 6/23/2014	50,000	49,997
United Parcel Service Inc. 0.12% due 10/2/2014[3]	50,000	49,977
Parker-Hannifin Corp. 0.07% due 6/25-6/30/2014[3]	49,900	49,897
Merck & Co. Inc. 0.08% due 6/12/2014[3]	30,000	29,999
Apple Inc. 0.05% due 6/17/2014[3]	27,500	27,499
Harvard University 0.14% due 9/8/2014	23,665	23,659
Johnson & Johnson 0.05% due 6/17/2014[3]	19,900	19,900
Total short-term securities (cost: $10,299,296,000)		10,299,976
Total investment securities (cost: $84,725,544,000)		139,892,021
Other assets less liabilities		351,487
Net assets		$140,243,508

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $364,791,000 over the prior 12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation
			Receive	Deliver	at 5/31/2014
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	6/5/2014	Barclays Bank PLC	$85,042	¥8,700,000	$ (411)
Swiss francs	7/14/2014	Citibank	$14,901	CHF13,325	14
					$(397)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended May 31, 2014, appear below.

						Value of
						affiliates at
					Dividend income	5/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Avago Technologies Ltd.	17,262,820	39,000	—	17,301,820	$12,947	$1,222,720
Concho Resources Inc.[1]	4,287,506	4,291,000	—	8,578,506	—	1,130,647
FMC Technologies, Inc.[1]	16,479,100	—	1,300,000	15,179,100	—	881,299
MGM Resorts International[1]	10,000,000	17,061,600	—	27,061,600	—	696,836
Edwards Lifesciences Corp.[1]	9,182,700	—	1,044,300	8,138,400	—	660,838
Towers Watson & Co., Class A	500,000	3,465,000	—	3,965,000	843	446,102
Hologic, Inc.[1]	16,551,960	575,000	—	17,126,960	—	418,583
Toll Brothers, Inc.[1]	5,625,000	5,003,300	—	10,628,300	—	384,957
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	343,020
athenahealth, Inc.[1]	—	2,256,338	—	2,256,338	—	286,352
Ocwen Financial Corp.[1]	4,922,481	1,868,600	—	6,791,081	—	238,163
Oshkosh Corp.	4,368,000	—	—	4,368,000	1,966	236,090
BioMarin Pharmaceutical Inc.[11]	8,525,693	399,580	1,809,300	7,115,973	—	—
Celanese Corp., Series A11	8,875,000	—	2,575,000	6,300,000	4,316	—
EOG Resources, Inc.[11]	14,789,237	13,633,737	4,244,974	24,178,000	8,687	—
Gilead Sciences, Inc.[11]	81,106,200	5,950,000	25,998,952	61,057,248	—	—
Rackspace Hosting, Inc.[11]	10,198,200	—	7,216,200	2,982,000	—	—
					$28,759	$6,945,607

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,029,688,000, which represented 1.45% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $16,782,000, which represented .01% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Laricina Energy Ltd.	6/21/2011	$41,523	$15,771.01%
Broadview Networks Holdings, Inc.,
Series A1, warrants, expire 2020	7/7/2000–3/6/2002	11,176	—	.00
Broadview Networks Holdings, Inc.,
Series A2, warrants, expire 2020	7/7/2000–3/6/2002	3,626	—	.00
Total restricted securities		$56,325	$15,771.01%

6A portion of this security was pledged as collateral. The total value of pledged collateral was $338,000, which represented less than .01% of the net assets of the fund.

7Scheduled interest and/or principal payment was not received.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

9Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

10Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $39,725,000, which represented .03% of the net assets of the fund.

11Unaffiliated issuer at 5/31/2014.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2014 (dollars in thousands):

		Investment securities

		Level 1*	Level 2	Level 3	Total

Assets:
	Common stocks:
	Information technology	$ 27,464,083	$ —	$ —	$ 27,464,083
	Consumer discretionary	25,113,782	—	—	25,113,782
	Health care	22,538,819	—	—	22,538,819
	Energy	14,000,307	—	15,771	14,016,078
	Industrials	12,180,801	—	—	12,180,801
	Financials	11,707,677	—	—	11,707,677
	Consumer staples	5,331,049	—	—	5,331,049
	Materials	2,693,545	—	—	2,693,545
	Telecommunication services	1,267,003	—	—	1,267,003
	Utilities	393,263	—	—	393,263
	Miscellaneous	6,475,407	1,011	—	6,476,418
	Preferred securities	—	87,075	—	87,075
	Rights & warrants	91,915	—	—	91,915
	Convertible securities	—	74,195	—	74,195
	Bonds, notes & other debt instruments	—	156,342	—	156,342
	Short-term securities	—	10,299,976	—	10,299,976
Total		$129,257,651	$10,618,599	$15,771	$139,892,021

		Other investments†

		Level 1	Level 2	Level 3	Total

Assets:
	Unrealized appreciation on open forward currency contracts	$—	$14	$—	$14
Liabilities:
	Unrealized depreciation on open forward currency contracts	—	(411)	—	(411)
Total		$—	$(397)	$—	$(397)

*Securities with a value of $9,345,012,000, which represented 6.66% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$55,888,773
Gross unrealized depreciation on investment securities	(910,892)
Net unrealized appreciation on investment securities	54,977,881
Cost of investment securities for federal income tax purposes	84,914,140

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

CHF = Swiss francs

¥ = Japanese yen

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-005-0714O-S42167

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 29, 2014